FILER:

        COMPANY DATA:
               COMPANY CONFORMED NAME:                       MONETTA FUND INC
               CENTRAL INDEX KEY:                    0000783194
               STANDARD INDUSTRIAL CLASSIFICATION:    []
               FISCAL YEAR END:                      1231

        FILING VALUES:
               FORM TYPE:             497
               SEC ACT:               1933 Act
               SEC FILE NUMBER:       033-01398


        BUSINESS ADDRESS:
               STREET 1:              1776 A S NAPERVILLE RD
               STREET 2:              STE 100
               CITY:                  WHEATON
               STATE:                 IL
               ZIP:                   60187
               BUSINESS PHONE:        630-462-9800


                            MONETTA FUND, INC.
                               MONETTA TRUST
                     SUPPLEMENT DATED OCTOBER 1, 2001
                                    TO
            PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           DATED APRIL 30, 2001

     The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information.

A.   SPECIAL MEETING

     A special meeting of shareholders of the Monetta Fund and all series of the Monetta Trust will be held at 1776-A South Naperville Road, Suite 100, Wheaton, Illinois, 60187, on December 3, 2001, beginning at 9:00 a.m. Central Time for the following purposes:

     1.   To elect directors and trustees;

     2. To approve revised advisory agreements with Monetta Financial Services, Inc. to unbundle certain expenses from the advisory fees for the Fund and the series of the Trust, and, for the Monetta Fund, to reduce the investment advisory fees;

     3. To ratify the selection of KPMG LLP as independent accountants for both the Fund and the Trust;

     4. For the Monetta Fund only, to change the Fund's investment objective by removing current income as a secondary investment objective, and to eliminate, reclassify or amend certain fundamental investment restrictions of the Fund to match those of the Monetta Trust; and

     5. For the Intermediate Bond Fund, Government Money Market Fund and Balanced Fund only, to approve a new sub-advisory agreement for those funds with Ambassador Capital Management LLC.

     A proxy statement is available upon request which explains each of these proposals in detail.






B. CHANGING THE INVESTMENT POLICY AND NAME OF MONETTA SMALL-CAP FUND TO MONETTA SELECT TECHNOLOGY FUND

     Beginning December 3, 2001, the Monetta Small-Cap Fund will adopt the new name of Monetta Select Technology Fund and will invest, under normal circumstances, at least 80% of the value of its assets in technology and technology-related companies.

C.   CHANGING THE NAME OF MONETTA LARGE-CAP FUND TO MONETTA BLUE CHIP FUND

     Beginning December 3, 2001, the Monetta Large-Cap Fund will adopt the new name of Monetta Blue Chip Fund. The Fund will continue to be managed in the same manner.